Convertible Notes Payable and Accrued Interest (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unamortized Debt Discount	$ 50,000	$ 68,750	$ 20,833
Total	546,596	526,372	397,929
Due to a director of OMAG, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	150,000	150,000	150,000
Accrued Interest	97,466	93,768	78,727
Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	35,000	35,000	50,000
Accrued Interest	42,460	41,165	51,195
Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	50,000	50,000	50,000
Accrued Interest	19,253	18,021	18,007
Due to entity owned by two directors of OMAG, interest at 5% per annum, due on December 24, 2016, convertible into Common Stock at a conversion price of $0.75 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	100,000	100,000
Accrued Interest	3,014	1,781
Due to an investor, interest at 5% per annum, due on April 13, 2017, convertible into Common Stock at a conversion price of $0.65 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	50,000	50,000
Unamortized Debt Discount	(1,755)	(13,904)
Accrued Interest	1,158	541
Total	$ 546,596	$ 526,372	$ 397,929